Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable - Accounts Receivable [Member]	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Three largest receivable balances	78.60%		72.90%
Customer A [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Three largest receivable balances	43.50%		47.40%
Customer B [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Three largest receivable balances	12.20%			[1]
Customer C [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Three largest receivable balances	10.80%		18.40%
Customer D [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Three largest receivable balances		[1]	7.10%
Customer E [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Three largest receivable balances	12.10%			[1]

[1]	Not among the top three receivable balances or individually comprised 10% or more of receivable balance as of respective year end.